Annual Total Returns[BarChart] - Invesco VI American Franchise Fund - Series I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.18%)	13.73%	40.13%	8.44%	5.01%	2.27%	27.34%	(3.62%)	36.76%	42.35%